SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common class A subject to redemption (Details) - ADARA ACQUISITION CORP - Class A common stock subject to possible redemption - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds		$ 115,000,000
Proceeds allocated to Public Warrants		(5,290,000)
Class A common stock issuance at cost		(1,479,418)
Accretion of carrying value to redemption value	$ 990,715	7,919,418
Class A common stock subject to possible redemption	$ 117,140,715	$ 116,150,000